Advance to Suppliers - Schedule of Advances to Suppliers (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Schedule of Advances to Suppliers Net [Abstract]
Advances to suppliers for inventories raw material purchase	$ 2,489,737	$ 978,203
Advances to suppliers	$ 2,489,737	$ 978,203